Electronics Fund Expense Example - Class A and Class C [Member] - Electronics Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 342
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	1,296
Expense Example, with Redemption, 10 Years	2,772
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	$ 2,374